SP Funds S&P Global Technology ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Chemicals - 0.1%
Qnity Electronics, Inc.	1,199	$ 157,285

Computers - 15.4%
Accenture PLC - Class A	3,523	584,536
Apple, Inc.	79,518	24,563,905
CGI, Inc.	4,216	308,375
Cognizant Technology Solutions Corp. - Class A	2,871	158,910
Crowdstrike Holdings, Inc. - Class A (a)	5,812	1,109,278
Fortinet, Inc. (a)	3,518	569,740
Fujitsu Ltd. - ADR	37,687	861,902
Gartner, Inc. (a)	418	63,126
International Business Machines Corp.	5,402	1,208,157
Logitech International SA	3,114	315,923
Lumentum Holdings, Inc. (a)	441	314,848
NetApp, Inc.	1,163	207,595
Nomura Research Institute Ltd. - ADR	9,787	287,248
Obic Co. Ltd.	7,314	207,856
Sandisk Corp. (a)	848	1,030,176
Seagate Technology Holdings PLC	1,275	1,091,566
Super Micro Computer, Inc. (a)	2,909	82,616
		32,965,757

Electrical Components & Equipment - 2.2%
Delta Electronics, Inc.	92,221	4,679,676

Electronics - 3.1%
Celestica, Inc. (a)	2,365	782,017
Coherent Corp. (a)	1,072	281,818
Flex Ltd. (a)	2,114	240,468
Halma PLC - ADR	4,108	393,998
Ibiden Co. Ltd.	5,810	607,546
Jabil, Inc.	588	185,250
Kyocera Corp.	29,518	684,258
Murata Manufacturing Co. Ltd. - ADR	77,505	1,801,991
SCREEN Holdings Co. Ltd.	4,240	335,525
TDK Corp.	40,148	758,456
TE Connectivity PLC	1,787	367,568
Trimble, Inc. (a)	1,212	68,575
		6,507,470

Energy-Alternate Sources - 0.1%
First Solar, Inc. (a)	610	128,728

Healthcare-Products - 0.3%
FUJIFILM Holdings Corp. - ADR	55,120	647,109

Internet - 2.3%
CDW Corp.	650	96,076
F5, Inc. (a)	252	101,448
GoDaddy, Inc. - Class A (a)	797	65,944
Palo Alto Networks, Inc. (a)	4,658	1,545,664

Shopify, Inc. - Class A (a)	25,172	2,945,959
VeriSign, Inc.	433	125,579
		4,880,670

Machinery-Diversified - 1.3%
Hexagon AB - ADR	48,811	479,324
Keyence Corp.	4,108	2,093,667
Omron Corp. - ADR	4,801	160,834
		2,733,825

Office-Business Equipment - 0.3%
Canon, Inc. - ADR	20,286	565,371
Zebra Technologies Corp. - Class A (a)	253	74,336
		639,707

Semiconductors - 55.8% (b)
Advanced Micro Devices, Inc. (a)	9,381	4,466,763
Advantest Corp. - ADR	15,373	3,038,781
Analog Devices, Inc.	2,795	1,026,911
Applied Materials, Inc.	4,549	2,309,391
ASE Technology Holding Co. Ltd. - ADR	90,952	3,198,782
ASM International NV	990	912,602
ASML Holding NV	7,594	12,530,996
BE Semiconductor Industries NV	1,574	359,024
Broadcom, Inc.	26,532	10,328,377
Disco Corp. - ADR	19,768	705,718
Infineon Technologies AG - ADR	27,478	1,957,258
KLA Corp.	7,510	1,372,978
Lam Research Corp.	7,183	2,104,763
Lasertec Corp. - ADR	8,404	387,929
Marvell Technology, Inc.	5,031	943,614
MediaTek, Inc.	75,918	8,350,769
Microchip Technology, Inc.	3,078	228,665
Micron Technology, Inc.	6,470	5,325,004
Monolithic Power Systems, Inc.	277	395,010
NVIDIA Corp.	122,657	24,623,393
NXP Semiconductors NV	1,474	337,782
ON Semiconductor Corp. (a)	2,527	206,228
QUALCOMM, Inc.	6,050	893,040
Renesas Electronics Corp. - ADR	78,654	803,844
Skyworks Solutions, Inc.	811	50,509
STMicroelectronics NV	13,339	701,059
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	59,425	24,022,556
Teradyne, Inc.	966	355,188
Texas Instruments, Inc.	5,229	1,441,844
Tokyo Electron Ltd. - ADR	20,210	3,382,548
United Microelectronics Corp. - ADR	126,946	2,415,782
		119,177,108

Software - 14.0%
Adobe, Inc. (a)	2,322	581,452
Akamai Technologies, Inc. (a)	806	92,835
Autodesk, Inc. (a)	1,359	318,278
Cadence Design Systems, Inc. (a)	1,604	545,392
Constellation Software, Inc.	422	903,348
Dassault Systemes SE - ADR	14,804	344,193
Fair Isaac Corp. (a)	131	147,109
Microsoft Corp.	40,161	18,663,620

Oracle Corp.	9,762		1,267,791
PTC, Inc. (a)	622		85,339
Roper Technologies, Inc.	590		231,262
Sage Group PLC - ADR	5,418		285,366
Salesforce, Inc.	4,695		863,974
SAP SE - ADR	21,118		3,877,687
ServiceNow, Inc. (a)	5,933		659,928
Synopsys, Inc. (a)	1,087		422,582
Temenos AG - ADR	1,405		118,385
Tyler Technologies, Inc. (a)	229		70,898
WiseTech Global Ltd.	4,666		118,961
Workday, Inc. - Class A (a)	1,185		190,003
Xero Ltd. (a)	3,664		180,139
			29,968,542

Telecommunications - 3.5%
Arista Networks, Inc. (a)	5,940		1,071,279
Ciena Corp. (a)	825		311,066
Cisco Systems, Inc.	22,730		2,636,453
Corning, Inc.	4,495		621,434
Nokia Oyj - ADR	112,918		1,032,070
Telefonaktiebolaget LM Ericsson - ADR	60,213		590,690
Xiaomi Corp. - ADR (a)	70,986		1,300,463
			7,563,455
TOTAL COMMON STOCKS (Cost $159,084,875)			210,049,332

TOTAL INVESTMENTS - 98.4% (Cost $159,084,875)			210,049,332
Other Assets in Excess of Liabilities - 1.6%		0.01613	3,443,422
TOTAL NET ASSETS - 100.0%			$ 213,492,754

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

SP Funds S&P Global Technology ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 210,049,332	$ –	$ –	$ 210,049,332
Total Investments	$ 210,049,332	$ –	$ –	$ 210,049,332

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of July 31, 2026
(% of Net Assets)
United States	$ 118,323,461	55.3%
Taiwan	42,667,565	20.0
Japan	17,330,583	8.1
Netherlands	14,140,404	6.6
Germany	5,834,945	2.7
Canada	4,939,699	2.3
China	1,300,463	0.6
Switzerland	1,135,367	0.6
Sweden	1,070,014	0.5
Finland	1,032,070	0.5
Ireland	952,104	0.5
United Kingdom	679,364	0.3
France	344,193	0.2
New Zealand	180,139	0.1
Australia	118,961	0.1
Other Assets in Excess of Liabilities	3,443,422	1.6
	$ 213,492,754	100.0%